OPERATING COSTS AND EXPENSES (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$) Number
P D V P 2023 [Member]
IfrsStatementLineItems [Line Items]
Period of eligibility for the severance program	25 years
Programmed voluntary retirement plan expense	R$ 29
P D V P 2022 [Member]
IfrsStatementLineItems [Line Items]
Period of eligibility for the severance program	25 years
Programmed voluntary retirement plan expense	R$ 35
Number of employees completing severance | Number	324